Geneva SMID Cap Growth Fund
SCHEDULE OF INVESTMENTS
11/30/2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.75%
Apparel Retailers - 2.28%
Burlington Stores, Inc. (a)	218	$42,658

Banks - 2.44%
Pacific Premier Bancorp, Inc.	792	29,264
Signature Bank	118	16,461
		45,725
Building Climate Control - 6.38%
AAON, Inc.	913	72,364
Watsco, Inc.	175	47,072
		119,436
Building Materials Other - 1.56%
Trex Company, Inc. (a)	637	29,232

Building, Roofing/Wallboard and Plumbing - 3.27%
Advanced Drainage Systems, Inc.	630	61,274

Computer Services - 2.40%
EPAM Systems, Inc. (a)	122	44,967

Consumer Services Miscellaneous - 4.31%
Copart, Inc. (a)	1,213	80,737

Defense - 4.37%
Axon Enterprise, Inc. (a)	444	81,709

Diversified Retailers - 1.54%
Ollie's Bargain Outlet Holdings, Inc. (a)	472	28,745

Education Services - 1.16%
Bright Horizons Family Solutions, Inc. (a)	293	21,741

Electronic Equipment Gauges and Meters - 3.76%
Keysight Technologies, Inc. (a)	389	70,366

Engineering and Contracting Services - 4.67%
Exponent, Inc.	846	87,485

Health Care Services - 1.25%
Omnicell, Inc. (a)	452	23,328

Investment Services - 1.90%
MarketAxess Holdings, Inc.	133	35,633

Medical Equipment - 7.93%
ABIOMED, Inc. (a)	169	63,847
Repligen Corp. (a)	327	58,481
STAAR Surgical Co. (a)	458	26,156
		148,484
Medical Supplies - 3.02%
Bio-Techne Corp.	664	56,433

Metal Fabricating - 3.69%
RBC Bearings, Inc. (a)	291	68,958

Nondurable Household Products - 2.34%
Church & Dwight Co., Inc.	535	43,800

Professional Business Support Services - 10.89%
ExlService Holdings, Inc. (a)	519	97,157
Fair Isaac Corp. (a)	172	106,592
		203,749
Real Estate Services - 3.96%
CoStar Group, Inc. (a)	915	74,152

Recreational Products - 5.86%
Fox Factory Holding Corp. (a)	348	36,923
Pool Corp.	221	72,799
		109,722
Semiconductors - 3.24%
Monolithic Power Systems, Inc.	159	60,732

Software - 9.05%
Alarm.com Holdings, Inc. (a)	691	34,481
Blackline, Inc. (a)	493	33,371
Paycom Software, Inc. (a)	143	48,491
Tyler Technologies, Inc. (a)	155	53,125
		169,468
Specialty Chemicals - 3.29%
Balchem Corporation	437	61,530

Transaction Processing Services - 2.19%
I3 Verticals, Inc., Class A (a)	1,562	41,065

Total Common Stocks
(Cost $2,019,848)		1,811,129

SHORT-TERM INVESTMENTS - 4.76%
Money Market Fund - 4.76%
First American Government Obligations Fund, Class X, 3.66% (b)	89,105	89,105
Total Short-Term Investments
(Cost $89,105)		89,105

Total Investments
(Cost $2,108,953) - 101.51%		$1,900,234
Liabilities in Excess of Other Assets - (1.51)%		(28,181)
Total Net Assets - 100.00%		$1,872,053

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day effective yield as of November 30, 2022.

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter (“OTC”) market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s net asset value (“NAV”) is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported NAV per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

The Board of Trustees (the "Board") has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund's NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Geneva Capital Management LLC (the "Advisor" ) as its "Valuation Designee" to perform all of the fair value determinations as well as to perform all of the responsibilties that may be perofrmed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of November 30, 2022:

Investments at Fair Value	Level 1	Level 2	Level 3	Total

Common Stocks(1)	$1,811,129	$-	$-	$1,811,129
Short-Term Investments	89,105	-	-	89,105
	$1,900,234	$-	$-	$1,900,234

(1) Please refer to the Schedule of Investments to view Common Stocks segregated by industry type.

During the period ended November 30, 2022, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3.